Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2023
Equity-Accounted Investees and Joint Business
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2023	% ownership	31/12/2022
Shanghai RAAS Blood Products Co., Ltd.	6.58%	474,601	26.20%	1,910,428
Grifols Egypt Plasma Derivatives	49.00%	46,263	49.00%	36,111
BioDarou P.J.S. Co.	49.00%	11,265	49.00%	5,051
Total equity accounted investees with similar activity to that of the Group		532,129		1,951,590
Albajuna Therapeutics, S.L	100.00%	—	49.00%	622
Mecwins, S.A.	24.59%	2,841	24.59%	2,965
Total of the rest of equity accounted investees		2,841		3,587

Total equity-accounted investees		534,970		1,955,177

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2023
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai
	RAAS Blood	Grifols Egypt			Albajuna
	Products Co.,	Plasma	BioDarou P.J.S.		Therapeutics,	Mecwins,
	Ltd.	Derivatives	Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

Acquisitions	—	20,342	—	20,342	—	—	—	20,342
Transfers	—	—	—	—	—	—	—	—
Share of profit / (losses)	61,979	(1,025)	2,786	63,740	(798)	(124)	(922)	62,818
Share of other comprehensive income / translation differences	(57,048)	(9,165)	3,846	(62,367)	176	—	176	(62,191)
Collected dividends	(6,891)	—	—	(6,891)	—	—	—	(6,891)
Uncollected dividends	—	—	(418)	(418)	—	—	—	(418)
Transfers	(1,433,867)	—	—	(1,433,867)	—	—	—	(1,433,867)
Balance at 31 December	474,601	46,263	11,265	532,129	—	2,841	2,841	534,970

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees
		Shanghai RAAS	Grifols Egypt			Albajuna
	Access	Blood Products	Plasma	BioDarou		Therapeutics,
	Biologicals LLC	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L	Mecwins, S.A.	Total	Total
Balance at 1 January	53,264	1,909,596	31,847	—	1,994,707	1,910	3,159	5,069	1,999,776

Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December	—	1,910,428	36,111	5,051	1,951,590	622	2,965	3,587	1,955,177

	Thousands of Euros
	2021
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees

	Access	Shanghai RAAS	Grifols Egypt		Albajuna
	Biologicals	Blood Products	Plasma		Therapeutics,
	LLC	Co., Ltd.	Derivatives	Total	S.L	GigaGen, Inc.	Mecwins, S.A.	Total	Total
Balance at 1 January	46,782	1,800,578	—	1,847,360	3,378	15,677	2,605	21,660	1,869,020
Acquisitions	—	—	30,454	30,454	—	—	860	860	31,314
Transfers	—	—	—	—	—	(50,794)	—	(50,794)	(50,794)
Share of profit / (losses)	8,298	24,835	(578)	32,555	(1,463)	34,957	(306)	33,188	65,743
Share of other comprehensive income / translation differences	3,929	89,886	1,971	95,786	(5)	160	—	155	95,941
Collected dividends	(5,745)	(5,703)	—	(11,448)	—	—	—	—	(11,448)
Balance at 31 December	53,264	1,909,596	31,847	1,994,707	1,910	—	3,159	5,069	1,999,776

Schedule of share price

	Agreed price in transaction with Haier	31/12/2023	Date of acquisition
SRAAS shares price	CNY 9.405	CNY 8.00	CNY 7.91

Schedule of key assumptions used to perform the impairment test of the investment in SRAAS

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	3.3%	9.2%

Schedule of reasonably possible changes considered for SRAAS

	Perpetual Growth rate	Pre-tax discount rate
SRAAS	+/- 50 bps	+/- 50 bps

Schedule of last financial statements available for the main equity-accounted investments of Grifols

	Thousands of Euros
	31/12/2023	31/12/2022
	SRAAS	SRAAS
Non-current assets	2,990,702	3,028,641
Current assets	561,804	648,415
Cash and cash equivalents	512,309	430,655
Non-current liabilities	(2,182)	(2,645)
Non-current financial liabilities	(211)	(292)
Current liabilities	(263,827)	(193,289)
Net assets	3,798,595	3,911,485

P&L:

	Thousands of Euros
	31/12/2023	31/12/2022
	SRAAS	SRAAS
Net revenue	778,328	700,831
Profit for the year	234,416	227,000

Schedule of estimated payment for minimum production

	Thousand
Year	US Dollar	Euros
2024	273,663	248,785
2025	81,238	73,853
2026	61,910	56,282
Total	416,811	378,920

Schedule of consolidated financial statements

	Thousands of
	US Dollars		Euros
	31/12/2023	31/12/2022	31/12/2023	31/12/2022
Non-current assets	120,133	123,393	108,718	115,688
Current assets	69,726	65,993	63,100	61,872
Total assets	189,859	189,385	171,818	177,560

Non-current liabilities	119,449	126,762	108,099	118,846
Current liabilities	90,791	91,529	82,164	85,814
Total liabilities	210,240	218,290	190,263	204,660

Total Equity	(20,381)	(28,905)	(18,445)	(27,100)

	Thousands of
	US Dollars		Euros
	31/12/2023	31/12/2022	31/12/2023	31/12/2022
Net revenue	255,373	72,540	231,106	68,011
Profit for the year	(2,924)	(35,529)	(2,646)	(33,310)